Consolidated Statements Of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Net sales	$ 20,023,564	$ 15,844,627	$ 11,190,296
Costs, expenses and other:
Cost of products sold (Notes 14 and 18)	18,074,967	15,000,962	11,035,903
Marketing, administrative and other expenses (Note 10)	520,648	391,375	351,278
Equity in losses of unconsolidated affiliates (Note 10)	10,043	32,082	82,341
Interest expense, net (Note 19)	166,094	153,093	134,752
Costs, expenses and other, total	18,771,752	15,577,512	11,604,274
Earnings (loss) before income taxes and noncontrolling interests	1,251,812	267,115	(413,978)
Provision for (benefit from) income taxes (Note 20)	390,828	60,792	(176,800)
Net earnings (loss)	860,984	206,323	(237,178)
Earnings attributable to noncontrolling interests	82,796	72,231	56,435
Net earnings (loss) attributable to Nucor stockholders	$ 778,188	$ 134,092	$ (293,613)
Net earnings (loss) per share (Note 21):
Basic	$ 2.45	$ 0.42	$ (0.94)
Diluted	$ 2.45	$ 0.42	$ (0.94)